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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21978

                      Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
			Pioneer Floating Rate Fund
			Schedule Of Investments 1.31.11
Principal	Floating	S&P/Moody's		Value
Amount	Rate (b)	Ratings
			Convertible Corporate Bonds - 0.6%
			Pharmaceuticals & Biotechnology - 0.2%
			Biotechnology - 0.2%
500,000		NR / NR	Cubist Pharmaceuticals, Inc., 2.5%, 11/01/17	$510,000
			Total Pharmaceuticals & Biotechnology	$510,000
			Diversified Financials - 0.4%
			Asset Management & Custody Banks - 0.4%
1,000,000		BBB / NR	Apollo Investment Corp., 5.75%, 1/15/16	$1,001,250
			Total Diversified Financials	$1,001,250
			Total Convertible Corporate Bonds
			(Cost $1,489,088)	$1,511,250
			Preferred Stock - 0.0%
			Capital Goods - 0.0%
			Industrial Machinery - 0.0%
1,000			Stanley Black & Decker, Inc., 4.75%, 11/17/15	$116,730
			Total Capital Goods	$116,730
			Total Preferred Stock
			(Cost $100,000)	$116,730
			Common Stocks - 0.1%
			Materials - 0.0%
			Steel - 0.0%
5,699			KNIA Holdings, Inc. *	$39,836
			Total Materials	$39,836
			Automobiles & Components - 0.0%
			Auto Parts & Equipment - 0.0%
501			Lear Corp. *	$52,921
			Total Automobiles & Components	$52,921
			Real Estate - 0.1%
			Real Estate Development - 0.0%
106,253			Newhall Land Development LLC *	$164,692
			Total Real Estate	$164,692
			Total Common Stocks
			(Cost $163,238)	$257,449
			Asset Backed Securities - 1.2%
			Materials - 0.4%
			Aluminum - 0.4%
978,994	0.00	AAA / Aaa	Bayview Financial Acquisition, Floating Rate Note, 5/28/44	$907,931
			Total Materials	$907,931
			Banks - 0.6%
			Thrifts & Mortgage Finance - 0.6%
483,009	0.00	AAA / Aaa	Bear Stearns Asset Backed Security, Floating Rate Note, 2/25/36	$464,164
288,434	0.00	AAA / Aaa	GSAMP Trust, 0.81%, 3/25/34	282,988
400,000		CCC+ / B2	Lease Investment Flight Trust, Floating Rate Note, 7/15/31	240,000
144,509	0.00	B+ / Baa3	Lease Investment Flight Trust, 0.69125%, 7/15/16	140,174
402,471	0.00	A / Aa3	Option One Mortgage Loan Trust, Floating Rate Note, 2/25/38	392,257
				$1,519,583
			Total Banks	$1,519,583
			Diversified Financials - 0.2%
			Diversified Finance Services - 0.1%
198,578	0.00	B / B1	Ellington Loan Acquisition, 1.0625%, 5/27/37	$185,340
			Specialized Finance - 0.1%
102,699	0.00	AA+ / A1	Aegis Asset Backed Securities, Floating Rate Note, 3/25/12	$94,994
200,000	0.00	BBB- / Baa3	Dominos Pizza Master Issuer, 5.261%, 4/25/37	205,000
				$299,994
			Total Diversified Financials	$485,334
			Total Asset Backed Securities
			(Cost $2,854,663)	$2,912,848
			Collateralized Mortgage Obligations - 0.2%
			Banks - 0.1%
			Thrifts & Mortgage Finance - 0.1%
248,153	0.00	AAA / Aa1	Wells Fargo Mortgage Backed Security, Floating Rate Note, 6/25/34	$244,655
			Total Banks	$244,655
			Diversified Financials - 0.1%
			Diversified Finance Services - 0.1%
321,348	0.00	AAA / A1	Residential Accredit Loans, Inc., Floating Rate Note, 4/25/34	$297,400
			Total Diversified Financials	$297,400
			Total Collateralized Mortgage Obligations
			(Cost $541,089)	$542,055
			Corporate Bonds - 8.6%
			Energy - 1.8%
			Coal & Consumable Fuels - 0.2%
400,000		B / B3	Murray Energy Corp., 10.25%, 10/15/15	$424,000
			Oil & Gas Drilling - 0.7%
500,000		NR / NR	Aker Drilling AS/OLD, 9.53%, 2/24/16	$500,000
1,000,000	0.00	NA / Ba2	DDI HOLDING AS, Floating Rate Note, 3/15/12 (144A)	992,500
150,000		B- / B3	Vantage Drilling Co., 11.5%, 8/1/15	166,875
				$1,659,375
			Oil & Gas Equipment And Services - 0.3%
900,000	0.00	B / B2	Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)	$810,000
			Oil & Gas Exploration & Production - 0.7%
498,000		BB- / B1	Denbury Resources, Inc., 8.25%, 2/15/20	$548,423
350,000		B / B2	Linn Energy LLC, 8.625%, 4/15/20 (144A)	383,250
250,000		B- / Caa1	Oasis Petroleum, Inc., 7.25%, 8/1/11	255,000
500,000		B / B3	SandRidge Energy, Inc., Floating Rate Note, 4/1/14	480,657
				$1,667,330
			Total Energy	$4,560,705
			Materials - 1.1%
			Aluminum - 0.1%
280,000		B / B2	Novelis Inc/GA, 8.375%, 12/15/17	$301,700
			Paper Packaging - 0.7%
1,000,000		B / B1	Berry Plastics Corp., 5.03906%, 12/15/15	$998,750
765,000		B / B3	Packaging Dynamics Corp., 8.75%, 2/1/16	779,344
				$1,778,094
			Paper Products - 0.2%
225,000		B+ / B1	Appleton Papers, Inc., 10.5%, 6/15/15 (144A)	$231,188
250,000		BB / Ba3	Clearwater Paper Corp., 10.625%, 6/15/16	285,313
140,000		B / B3	Exopack Holding Corp., 11.25%, 2/1/14	143,850
				$660,351
			Total Materials	$2,740,145
			Capital Goods - 0.5%
			Aerospace & Defense - 0.1%
45,000		BBB- / Ba3	DigitalGlobe, Inc., 10.5%, 5/1/14	$51,413
150,000		BB- / Ba3	Spirit Aerosystems Inc., 7.5%, 10/1/17	159,375
				$210,788
			Building Products - 0.0%
90,000		BB / B2	USG Corp., 9.75%, 8/1/14 (144A)	$97,200
			Construction & Farm Machinery & Heavy Trucks - 0.2%
400,000		B+ / B1	Titan International, Inc., 7.875%, 10/1/17	$426,000
			Electrical Component & Equipment - 0.2%
200,000		B / B3	Coleman Cable Inc., 9.0%, 2/15/18	$207,000
250,000		B / B3	WireCo WorldGroup, 9.5%, 5/15/17	266,250
				$473,250
			Total Capital Goods	$1,207,238
			Transportation - 0.0%
			Airlines - 0.0%
16,826	0.00	B- / Ba3	Continental Airlines Inc., 7.461%, 4/1/13	$16,826
			Total Transportation	$16,826
			Automobiles & Components - 0.1%
			Tires & Rubber - 0.0%
225,000		B+ / B1	Goodyear Tire & Rubber Co., 8.25%, 8/15/20	$235,688
			Total Automobiles & Components	$235,688
			Consumer Durables & Apparel - 0.2%
			Leisure Products - 0.0%
200,000		B / Ba3	FGI Operating Co., Inc., 10.25%, 8/1/15	$213,500
			Textiles - 0.1%
250,000		B / B1	Polymer Group, Inc., 7.75%, 2/1/19	$256,875
			Total Consumer Durables & Apparel	$470,375
			Consumer Services - 0.2%
			Specialized Consumer Services - 0.2%
430,000		BB- / B1	Service Corp., International/US, 7.0%, 5/15/19	$441,825
			Total Consumer Services	$441,825
			Media - 0.3%
			Broadcasting - 0.3%
200,000		B+ / B2	CCO Holdings LLC / CCO Holdings Capital Corp., 7.25%, 10/30/17	$208,000
600,000		B+ / B2	CCO Holdings LLC, 7.0%, 1/15/19	603,000
				$811,000
			Total Media	$811,000
			Retailing - 0.1%
			Catalog Retail - 0.1%
175,000		BB+ / Ba2	QVC, Inc., 7.5%, 10/1/19 (144A)	$186,375
			Total Retailing	$186,375
			Health Care Equipment & Services - 0.4%
			Health Care Facilities - 0.4%
500,000		B+ / B1	Aviv Healthcare Properties LP, 7.75%, 2/15/19	$500,000
500,000		BB / Ba3	HCA, Inc., 7.875%, 2/15/20	546,875
				$1,046,875
			Total Health Care Equipment & Services	$1,046,875
			Pharmaceuticals & Biotechnology - 0.1%
			Biotechnology - 0.1%
250,000		B / B3	Grifols, Inc., 8.25%, 2/1/18	$259,063
			Total Pharmaceuticals & Biotechnology	$259,063
			Banks - 0.2%
			Diversified Banks - 0.1%
235,000		BB+ / Ba3	ABN Amro North American, 6.523%, 12/29/49	$207,975
			Regional Banks - 0.1%
200,000		BBB / Baa3	PNC Preferred Funding Trust III, Floating Rate Note, 3/29/49	$211,948
			Total Banks	$419,923
			Diversified Financials - 1.1%
			Diversified Finance Services - 0.6%
250,000		BB+ / NR	Caelus Re II Ltd., Floating Rate Note, 5/24/13	$254,075
500,000		BB+ / NR	Lodestone Re Ltd., 0.0%, 05/17/13 (144A)	506,750
250,000		BB+ / NR	Lodestone Re Ltd., 0.0%, 1/08/14	249,650
500,000	8.37	BB / NR	Lodestone Re Ltd., Floating Rate Note, 5/17/13 (144A)	507,100
				$1,517,575
			Multi-Sector Holding - 0.2%
500,000		B / B2	Constellation Enterprises LLC, 10.625%, 2/1/16	$512,500
			Specialized Finance - 0.3%
500,000		B- / NR	Successor X Ltd., 0.0%, 1/7/2014	$498,200
250,000		B- / NR	Successor X Ltd., Floating Rate Note, 12/13/13	248,775
				$746,975
			Total Diversified Financials	$2,777,050
			Insurance - 0.3%
			Reinsurance - 0.3%
250,000	7.19	BB+ / NR	Blue Fin Ltd., Floating Rate Note, 4/10/12	$245,975
250,000	8.92	BB / NR	Caelus Re Ltd., Floating Rate Note, 6/7/11	250,925
250,000		BB- / NR	Mystic Re Ltd., Floating Rate Note, 6/7/11	255,150
				$752,050
			Total Insurance	$752,050
			Real Estate - 0.9%
			Real Estate Services - 0.8%
1,000,000		NR / B3	Valais Re Ltd., 14.79438%, 6/6/11	$1,035,000
1,000,000		NR / Ba2	Valais Re Ltd., Floating Rate Note, 6/6/11	1,013,900
				$2,048,900
			Specialized Real Estate Investment Trust - 0.1%
250,000		BBB- / Baa2	Hospitality Properties Trust, 7.875%, 8/15/14	$280,172
			Total Real Estate	$2,329,072
			Software & Services - 0.1%
			Data Processing & Outsourced Services - 0.1%
250,000		B+ / B1	First Data Corp., 8.875%, 8/15/20 (144A)	$269,375
			Total Software & Services	$269,375
			Telecommunication Services - 1.0%
			Alternative Carriers - 0.1%
350,000		B / Ba3	PAETEC Holdings, 8.875%, 6/30/17 (144A)	$376,250
			Integrated Telecommunication Services - 0.4%
500,000		B / B2	Cincinnati Bell, Inc., 8.375%, 10/15/20	$487,500
500,000		B+ / B1	Mastec Inc., 7.625%, 2/1/17	495,000
				$982,500
			Wireless Telecommunication Services - 0.5%
500,000		B+ / B3	Cricket Communications, Inc., 7.75%, 10/15/20	$482,500
365,000		B+ / Ba2	Cricket Communications, Inc., 7.75%, 5/15/16	384,163
325,000		B / B2	MetroPCS Wireless, Inc., 6.625%, 11/15/20	313,625
				$1,180,288
			Total Telecommunication Services	$2,539,038
			Utilities - 0.1%
			Gas Utilities - 0.1%
250,000		B+ / Ba3	Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/1/21	$242,500
			Total Utilities	$242,500
			Total Corporate Bonds
			(Cost $20,400,799)	$21,305,123
			Municipal Bonds - 1.0%
			Government - 1.0%
			Muni Development - 1.0%
1,000,000		CCC+ / Caa2	Dallas-Fort Worth Texas International Airport, 6.0%, 11/1/14	$968,150
1,500,000		BBB- / Ba3	Indiana St Dev Fin, 5.75%, 10/1/11	1,509,150
				$2,477,300
			Total Government	$2,477,300
			Total Municipal Bonds
			(Cost $2,475,964)	$2,477,300
			Senior Floating Rate Loan Interests - 88.1%
			Energy - 2.3%
			Coal & Consumable Fuels - 0.1%
250,000	11.26	NR / NR	Bumi Resources TBK P, L+11.00%, 8/15/13	$250,000
			Integrated Oil & Gas - 0.5%
1,175,000	7.00	B+ / Caa3	Big West Oil LLC, L+5.5%, 3/31/16	$1,189,688
			Oil & Gas Equipment And Services - 0.6%
1,193,929	5.50	BB- / Ba2	Aquilex Holdings LLC, L+4.0%, 4/1/16	$1,201,391
203,673	8.50	B/ B1	Hudson Products Holdings, Inc., L+5.5%, 8/24/15	199,090
				$1,400,481
			Oil & Gas Exploration & Production - 0.4%
1,099,045	4.31	B / B3	Venoco, Inc., L+4.0%, 5/7/14	$1,093,207
			Oil & Gas Refining & Marketing - 0.1%
257,521	5.25	BBB-/ Ba2	Pilot Travel Centers, L+3.25%, 6/30/16	$262,414
			Total Energy	$4,195,790
			Materials - 6.6%
			Aluminum - 0.6%
71,520	2.01	CC / B1	Noranda Aluminum, Inc., L+1.75%, 5/18/14	$71,401
1,500,000	5.25	BB- / Ba2	Novelis Inc/GA, L+3.75%, 11/29/16	1,529,063
				$1,600,464
			Diversified Chemical - 2.2%
122,266	1.80	BB+ / Ba2	Celanese Holdings LLC, L+1.5%, 4/2/14	$122,852
122,266	3.30	BB+ / Ba2	Celanese US Holdings LLC, L+3.25%, 10/31/16	123,726
648,375	6.75	B / Caa2	General Chemical Holding Co., L+5.0%, 10/1/15	663,774
1,211,442	1.80	BB- / Ba2	Huntsman Corp., L+1.5%, 4/21/14	1,206,896
235,683	7.50	B / B1	Ineos Group Holdings PLC, L+4.5%, 12/16/13	335,978
259,083	8.00	B / B1	Ineos Group Holdings PLC, L+5.0%, 12/16/14	371,036
485,708	7.50	B / B2	Ineos U.S. Finance Corp., L+4.5%, 12/16/13	503,922
532,578	8.00	B / B2	Ineos U.S. Finance Corp., L+5.0%, 12/16/14	552,549
997,403	3.12	B / Ba3	Momentive Performance Material, L+2.25%, 12/4/13	1,337,340
211,213	4.50	BB+ / Ba1	Solutia, Inc., L+3.25%, 3/2/17	213,391
				$5,431,464
			Fertilizers & Agricultural Chemicals - 0.0%
102,507	4.25	BBB / Ba1	CF Industries, Inc., L+3.0%, 4/5/15	$103,247
			Metal & Glass Containers - 0.2%
227,429	5.50	B / Ba3	BWAY Holding Co., L+3.75%, 3/28/17	$229,987
152,619	6.75	B+ / B2	Graham Packaging Co., L+4.25%, 4/5/14	155,331
21,321	5.50	B / Ba3	ICL Industrial Containers, L+3.75% 6/16/17	21,561
				$406,879
			Paper Packaging - 0.5%
114,713	6.00	B+ / B2	Graham Packaging Co., LP, L+4.25%, 9/9/16	$116,983
280,106	3.05	BB / Ba2	Graphic Packaging International, Inc., L+2.75%, 5/16/14	282,229
747,372	6.75	B+ / Ba3	Smurfit-Stone Container Corp., L+4.75%, 1/2/16	757,026
				$1,156,238
			Paper Products - 0.1%
466,334	2.30	BB+ / Ba1	Georgia-Pacific Corp., L+2.0%, 12/20/12	$467,767
			Precious Metals & Minerals - 0.6%
1,426,294	6.27	BB- / NR	Fairmount Minerals Ltd., L+4.5%, 7/11/16	$1,454,820
			Specialty Chemicals - 2.2%
1,750,000	5.50	BB / Ba1	Chemtura Corp., L+4.0%, 8/11/16	$1,773,333
2,000,000		BB- / B1	Houghton International, Inc., L+5.0%, 1/11/16	2,040,000
997,500	4.50	BB+ / Ba1	Nalco Co., L+3%, 9/21/17	1,011,091
600,000	5.75	B+ / Ba2	Omnova Solutions, Inc., L+4.0%, 4/12/17	609,375
				$5,433,799
			Steel - 0.1%
332,653	10.50	B / B3	Niagara Corp., L+6.0%, 6/29/14	$316,021
			Total Materials	$16,370,699
			Capital Goods - 9.9%
			Aerospace & Defense - 5.3%
670,082	4.04	B / B3	Dae Aviation Holding, L+3.75%, 7/31/14	$666,312
1,745,625	6.25	BB- / Ba3	DynCorp International, L+4.5%, 7/7/16	1,764,390
395,036	3.31	B- / B1	Hunter Defense Technologies, Inc., L+3.25, 8/22/14	387,465
1,500,000		BB / B1	Hunter Defense Technologies, Inc., L+6.25%, 8/22/14	1,470,000
1,495,164	8.25	B- / Caa2	IAP Worldwide Service, L+3.0%, 12/20/2012	1,492,828
1,500,000	3.56	B- / Ba3	Sequa Corp., L+3.25%, 12/3/14	1,483,594
1,250,000	5.75	B+ / Ba3	SI Organization, Inc., L+4.0%, 10/28/16	1,274,969
194,437	3.55	BBB- / Ba1	Spirit Aerosystems, Inc., L+0.0%, 10/7/16	195,976
647,185	4.06	B / B3	Standard Aero Ltd., (DAE Aviation Holdings, Inc.) L+3.75%, 7/31/14	643,544
1,032,848	5.50	BB / Ba2	Tasc, Inc., L+3.5%, 12/18/14	1,039,733
1,160,875	5.75	BB Ba2	Tasc, Inc., L+3.75%, 12/18/15	1,172,121
1,375,000	5.00	BB- / Ba2	TransDigm Group, Inc., L+3.5%, 12/25/16	1,398,805
248,750	4.50	BB+ / Baa3	Triumph Group, Inc., L+3.0%, 6/16/16	250,802
				$13,240,539
			Building Products - 2.3%
600,000	5.00	BBB- / B1	Armstrong World Industries Inc., L+3.5%, 4/19/17	$609,675
500,000	3.06	BBB / Ba2	Building Materials Corp., L+2.75%, 2/22/14	503,750
1,234,375	7.75	B / B2	Clopay Ames True Temper Holdings, L+6.0%, 8/3/16	1,249,805
1,391,537	5.75	BB+ / NR	Custom Building Products, Inc., L+4.0%, 3/19/15	1,403,713
1,396,500	5.75	BB / Ba2	Goodman Global Group, Inc.,/Old, L+4%, 10/6/16	1,411,006
597,000	5.50	BB- / Ba2	Hillman Group, Inc., L+3.75%, 4/26/16	601,478
				$5,779,427
			Construction & Engineering - 0.0%
112,493	2.51	BB+ / Baa3	URS Corp., L+2.25%, 5/15/13	$112,668
			Construction & Farm Machinery & Heavy Trucks - 0.6%
1,240,783	4.25	BB+ / Ba2	Bucyrus International, Inc., L+3.0%, 12/21/15	$1,247,607
143,081	8.00	BBB- / B1	Manitowoc Co., L+4.5%, 8/25/14	145,406
				$1,393,013
			Electrical Component & Equipment - 0.5%
700,000	5.75	NR / NR	Pelican Products, Inc., L +4.25%, 11/19/16	$709,188
496,250	5.51	B+ / B1	Scotsman Industries, Inc., L+4.25%, 4/30/16	500,282
				$1,209,470
			Industrial Conglomerates - 0.3%
739,966	6.25	NR / NR	Tomkins PLC, L+4.5%, 9/07/16	$752,451
			Industrial Machinery - 0.8%
1,978,947	6.25	BB- / B1	Alliance Laundry Holdings, L+ 4.5%, 9/10/16	$2,006,158
			Total Capital Goods	$24,493,726
			Commercial Services & Supplies - 4.3%
			Commercial Printing - 0.4%
1,000,000	6.25	NR / Ba2	Cenveo Corp., L+4.75%, 12/15/16	$1,016,250
			Diversified Support Services - 1.0%
338,487	7.75	B+ / Ba3	Allied Security Holdings, L+4.5%, 2/20/15	$338,910
796,000	6.25	BB- / NR	infoGROUP Inc., L+4.25%, 5/30/16	806,945
346,410	1.81	BB+ / Baa3	Iron Mountain, Inc., L+1.5%, 4/16/14	348,142
1,000,000	6.25	BB- / Ba3	Language Line Services Holdings, Inc., L+4.5%, 5/30/16	1,010,000
				$2,503,997
			Environmental & Facilities Services - 1.9%
1,496,244	6.00	NR / Ba3	Advanced Disposal Services Inc., L+4.0%, 1/14/15	$1,511,206
1,775,000	7.25	BB- / Baa3	Brickman Group Holdings, Inc., L+5.25%, 9/21/16	1,814,938
985,000	7.00	BB- / Ba2	Casella Waste Systems, Inc., TLB L+5.0%, 4/9/14	986,847
241,250	2.27	D / B2	Synagro Technologies, Inc., L+2.0%, 4/2/14	222,754
				$4,535,745
			Office Services & Supplies - 0.6%
1,500,000		B- / B2	CDW LLC / CDW Finance Corp., L+3.5%, 10/10/14	$1,498,958
			Research & Consulting Services - 0.3%
794,629	7.75	BB / B1	Wyle Services Corp., L+5.75%, 3/25/16	$801,085
			Security & Alarm Services - 0.1%
239,776	6.00	BB- / Ba3	Protection One, Inc., L+4.25%, 6/4/16	$240,675
			Total Commercial Services & Supplies	$10,596,710
			Transportation - 3.0%
			Air Freight & Couriers - 1.2%
1,033,502	5.26	B / B1	CEVA Group PLC, L+5%, 08/31/16	$1,005,080
713,562	5.26	B / B1	CEVA Group PLC, L+5%, 08/31/16	696,316
94,864	5.30	B / B1	CEVA Group PLC, L+5%, 8/31/16	92,571
1,240,625	7.50	B / Ba3	Ozburn-Hessey Logistics, L+5.5%, 4/7/16	1,263,887
				$3,057,854
			Airlines - 1.1%
98,750	8.75	BB- / Ba3	Delta Air Lines, Inc., L+6.75% 9/27/13	$99,861
1,642,071	3.51	BB- / Ba3	Delta Air Lines, Inc., L+3.25%, 4/30/14	1,623,598
1,000,000	2.31	BB- / Ba3	United Air Lines, Inc., L+2.0%, 2/1/14	992,032
				$2,715,491
			Marine - 0.1%
316,667	3.31	BB- / Ba3	Horizon Lines, Inc., L+3.25%, 8/8/12	$307,167
			Railroads - 0.1%
244,245	2.04	BB+ / Ba1	Kansas City Southern Railway, L+1.75%, 4/28/13	$244,245
			Trucking - 1.0%
2,400,869	6.00	NR / B1	Swift Transportation Co., LLC, L+4.5%, 11/22/16	$2,437,633
			Total Transportation	$8,762,390
			Automobiles & Components - 4.2%
			Auto Parts & Equipment - 2.9%
917,164	3.02	BB- / B2	Allison Transmission, L+2.75%, 8/7/14	$916,673
470,384	2.20	B+ / Ba3	Federal Mogul Corp., L+1.9375%, 12/28/15	458,134
921,952	2.20	B+ / Ba3	Federal Mogul Corp., L+1.9375%, 12/29/14	897,942
251,377	10.50	B+ / B2	HHI Holdings LLC, L+7.5%, 3/11/15	255,776
1,687,000	7.75	B+ / B1	Metaldyne Corp., L+6.0%, 9/26/16	1,729,175
950,000	6.25	B+ / B1	Remy International, Inc., L+4.5%, 12/17/16	966,625
1,500,000	6.00	NR / NR	STP Products Manufacturing Co., L +4.25, 10/12/16	1,511,250
248,750	5.05	BB- / Ba2	Tenneco, Inc., L+4.75%, 6/3/16	251,701
285,000		B / Ba2	UCI International, Inc., L+4%, 7/4/17	289,765
				$7,277,041
			Automobile Manufacturers - 0.6%
208,113	3.02	B / Baa3	Ford Motor Co., L +2.75%, 12/15/13	$208,682
1,212,508	3.02	B / Baa3	Ford Motor Co., L+2.75%, 12/15/13	1,216,967
				$1,425,649
			Automobile Supplies - 0.6%
1,595,225	2.55	BB / Ba1	Key Safety, L+2.25%, 3/8/14	$1,533,410
			Tires & Rubber - 0.0%
175,000	1.96	BB / Ba1	Goodyear Tire & Rubber Co., L+1.75%, 4/30/14	$172,331
			Total Automobiles & Components	$10,408,431
			Consumer Durables & Apparel - 1.4%
			Apparel, Accessories & Luxury Goods - 0.3%
650,683	4.75	BBB / Ba2	Phillips-Van Heusen Corp., L+3.0% 5/6/16	$657,190
			Housewares & Specialties - 0.7%
122,352	2.80	BB+ / Ba1	Jarden Corp., L+2.5%, 1/24/12	$122,200
1,250,000	6.50	BB / WR	Reynolds Group Holdings Ltd., L+4.75%, 3/16/16 DD	1,258,330
461,497	2.27	BB- / Ba3	Yankee Candel Co., L+2.0%, 2/6/14	459,651
				$1,840,181
			Leisure Products - 0.3%
999,525	2.28	B / B1	SABRE Inc., L+2.25, 9/30/14	$936,430
			Total Consumer Durables & Apparel	$3,433,801
			Consumer Services - 6.3%
			Casinos & Gaming - 1.0%
1,550,000	3.29	B / Caa1	Harrah's Operating Co., Inc., L+3%, 1/28/15	$1,444,648
123,750	9.50	B / Baa3	Harrah's Operating Co., Inc., L+7.5%, 10/31/16	131,745
1,000,000		BB- / NR	Las Vegas Sands. DD L+2.75%, 11/23/16	996,530
				$2,572,923
			Education Services - 1.5%
900,000	7.75	NR / B1	Ascend Learning LLC L+5.25, 11/8/16	$888,375
1,575,883	7.50	BB- / Ba3	Bright Horizons Family Solutions, Inc., L+4.0%, 5/28/15	1,588,828
1,291,535	2.55	B+ / B1	Cengage Learning Acquistions,Inc., L+ 2.75%, 7/4/14	1,272,696
				$3,749,899
			Hotels, Resorts & Cruise Lines - 0.2%
64,044	4.80	B / Ba3	Travelport LLC, L+4.5%, 8/23/15	$62,475
435,956	4.96	B / Ba3	Travelport LLC, L+4.5%, 8/23/15	425,275
				$487,750
			Leisure Facilities - 0.5%
738,551	5.50	BB- / Ba2	Cedar Fair LP, L+4.0%, 12/31/16	$750,024
495,620	5.50	BB / Ba2	Universal City Development Par, L+3.75%, 10/20/14	502,330
				$1,252,354
			Restaurants - 2.0%
1,175,000	6.25	BB+ / Ba2	Burger King Holdings, Inc., L+4.5%, 9/7/16	$1,195,104
1,570,139	6.00	NR / NR	DineEquity, Inc., L +4.5%, 9/21/17	1,598,098
1,500,000	5.75	NR / B2	Dunkin Brands, Inc., L +4.25%, 10/25/17	1,527,246
746,250	5.00	BB / B1	Wendy's/Arby's Group, Inc., L+3.5%, 5/19/17	753,946
				$5,074,394
			Specialized Consumer Services - 1.0%
191,035	3.01	BB / Ba1	Adesa, Inc. (KAR Holdings, Inc., L+2.75%, 10/21/13	$191,069
1,500,000	7.00	BB- / NR	Targus Information Corp., 5.25%, 12/8/16	1,515,000
688,451	7.00	B+ / B1	Wash Multifamily Laundry (Web Ser.), L+5.0%, 8/28/14	691,894
				$2,397,963
			Total Consumer Services	$15,535,283
			Media - 7.9%
			Advertising - 2.5%
1,500,000	5.25	B+ / NR	Advantage Sales & Marketing LLC, L+3.75%, 11/29/17	$1,513,388
1,491,244	5.00	BB / Ba3	Affinion Group Inc., L+3.5%, 10/9/16	1,503,360
1,448,875	5.25	BB- / NR	Getty Images, Inc., L+3.75%, 10/18/16	1,473,325
405,543	4.25	BB / Baa3	Lamar Media Corp., L+3.0%, 10/1/16	410,359
1,500,000		B / Ba3	Vertrue, Inc., L+3.0%, 8/18/14	1,361,250
				$6,261,682
			Broadcasting - 1.5%
1,017,858	7.50	NR / NR	FoxCo Acquisition Sub, LLC, L+4.25%, 7/14/15	$1,019,130
275,802	2.02	BB- / Ba3	Insight Media Holdings, L+2.0%, 4/7/14	275,343
242,788	5.00	BB- / Ba2	TWCC Holding Corp., L+3.5%, 9/14/15	244,255
2,226,827	4.51	B / Baa2	Univision Communications, Inc., L+4.25%, 3/29/17	2,186,633
				$3,725,361
			Cable & Satellite - 1.7%
1,215,249	2.27	BB- / Ba3	Cequel Communications, LLC, L+2.0%, 11/5/13	$1,215,910
920,305	2.26	BB+ / Ba2	Charter Communications, Inc., L+2.0%, 3/5/14	921,520
1,000,000	5.50	B+ / NR	Knology, Inc., L+4.0%, 9/13/16	1,012,657
497,500	4.50	BB- / Ba3	Mediacom Broadband LLC, L+3.0%, 10/20/17	498,433
488,773	2.76	CCC / B2	WideOpenWest LLC, L+2.5%, 6/30/14	460,516
98,755	6.76	CCC / B2	WideOpenWest LLC, L+6.5%, 6/18/14	98,261
				$4,207,297
			Movies & Entertainment - 1.8%
291,560	3.51	BB- / Ba2	AMC Entertainment Inc.,/OLD, L+3.25%, 12/15/16	$293,884
1,445,525	5.50	B- / B1	Carmike Cinemas, Inc., L+3.5%, 1/27/16	1,464,949
1,200,736	5.25	NR / Ba1	Christie/AIX Inc., L+3.5%, 4/29/16	1,200,736
992,500	4.50	BB- / Ba2	Live Nation Entertainment, L+3.0%, 10/20/16	998,281
429,656	2.31	B / B3	LodgeNet, L+2.0%, 4/4/14	403,519
				$4,361,369
			Publishing - 0.4%
248,750	6.75	B+ / NR	Interactive Data Corp., L+5.0%, 1/29/17	$252,688
1,080,098	9.00	BB / Ba2	RH Donnelley, Inc., L+5.25%, 10/24/14	872,372
				$1,125,060
			Total Media	$19,680,769
			Retailing - 2.2%
			Apparel Retail - 0.6%
1,500,000	5.50	B+ / B1	Gymboree Corp., L+4.0%, 10/22/17	$1,521,328
			Automotive Retail - 0.3%
600,000	4.75	BB+ / Ba3	Autotrader Com, Inc., L+3.25%, 11/16/16	$606,497
			General Merchandise Stores - 0.5%
1,213,424	3.01	CCC+ / Ba2	Dollar General Corp., L+2.75, 7/7/14	$1,218,247
			Specialty Stores - 0.8%
1,646,100	2.51	BB / B1	Sally Holdings, L+2.25%, 11/16/13	$1,650,001
377,287	5.75	B+ / NR	Savers, Inc., L+3.75%, 2/17/16	380,588
				$2,030,589
			Total Retailing	$5,376,661
			Food & Drug Retailing - 0.7%
			Drug Retail - 0.0%
97,750	6.00	B+ / B3	Rite Aid Corp., L+3.0%, 6/4/14	$98,442
			Food Retail - 0.2%
721,875	9.50	B / B1	BI-LO LLC, L+7.5%, 5/12/15	$743,531
			Total Food & Drug Retailing	$841,973
			Food Beverage & Tobacco - 2.6%
			Agricultural Products - 1.0%
1,500,000	5.75	BB+ / Ba2	Darling International, Inc., L+3.5%, 11/09/16	$1,521,563
965,296	5.50	B / B1	WM Bolthouse Farms, Inc., L+3.5%, 1/25/16	973,139
				$2,494,702
			Distillers & Vintners - 0.2%
267,858	1.81	BB / Ba3	Constellation Brands Inc., L+1.5%, 6/5/13	$268,472
132,142	3.06	BB / Ba3	Constellation Brands, Inc., L+2.75%, 6/5/15	133,397
				$401,869
			Packaged Foods & Meats - 1.9%
290,932	1.81	BB+ / Ba3	Dean Foods Co., L+1.375%, 4/2/14	$283,950
880,000		BB / B1	Del Monte Foods Co., L+7.25%, 12/26/11	880,000
70,059	5.06	BB- / Ba2	Dole Food Co Inc., L+3.25% 2/1/17	70,861
174,009	5.04	BB- / Ba2	Dole Food Co, Inc., L+3.25%, 2/1/17	176,002
1,000,000	5.50	NR / NR	Green Mountain Coffee Roasters Inc., L+4.0%, 11/18/16	1,005,625
337,739	6.26	BB- / Ba3	Michael Foods, Inc., L+4.5%, 6/14/16	343,509
847,875	7.00	B+ / B1	Pierre Foods, Inc., L+5.25%, 7/29/16	857,944
995,886	2.76	BB- / Ba3	Pinnacle Foods Group, Inc., L+2.5%, 4/2/14	994,710
				$4,612,601
			Total Food Beverage & Tobacco	$7,509,172
			Household & Personal Products - 2.2%
			Household Products - 1.3%
1,257,375	5.25	BB- / Ba2	Johnsondiversey Holdings, L+3.5%, 11/24/15	$1,274,664
245,332	6.75	BB- / WR	Reynolds Group Holdings Inc., L+4.25%, 11/5/15	246,738
740,625	6.25	B+ / WR	Reynolds Group Holdings, DD L+4.25%, 5/16/16	746,900
317,333	8.03	B / B2	Spectrum Brands, Inc., L+6.5%, 6/11/16	321,300
580,024	5.03	BB- / Ba3	SRAM Corp., L+3.5%, 4/30/15	586,549
				$3,176,151
			Personal Products - 0.9%
1,250,000	6.25	BB- / Ba1	NBTY, Inc., L+4.5%, 12/29/17	$1,271,484
992,500	6.00	B+ / Ba3	Revlon Consumer Products Corp., L+4.0%, 3/11/15	1,001,805
				$2,273,289
			Total Household & Personal Products	$5,449,440
			Health Care Equipment & Services - 11.5%
			Health Care Equipment - 0.0%
34,579	4.50	BBB- / Baa3	Fresenius SE, L+3.0%, 9/1/14	$34,871
19,752	4.50	BBB / NR	Fresenius SE, L+3.0%, 9/1/14	19,919
				$54,790
			Health Care Facilities - 2.7%
50,817	2.55	BB- / Ba3	*UN CHS/Community Health DD, L+2.25%, 7/25/14	$50,629
848,588	6.50	B+ / B1	Ardent Health Services LLC, L+5.0%, 9/15/15	855,305
986,704	2.54	BB- / Ba3	CHS/Community Health Sys, Inc., L+2.25%, 7/25/14	983,065
2,138,889	5.25	BB- / Ba3	Hanger Orthopedic Group, Inc., L+3.75%, 10/19/16	2,170,972
83,654	2.55	BB+ / Ba2	HCA, Inc., L+2.25%, 11/18/13	83,607
1,450,619	3.55	BB+ / Ba2	HCA, Inc., L+3.25%, 3/17/17	1,468,046
281,041	2.28	B / Ba3	United Surgical Partners International, L+2.0%, 4/21/14	278,933
53,968	2.26	B / Ba3	United Surgical Partners International, L+2.0%, 4/19/14 DD	53,563
650,000	5.50	NR / NR	Universal Health Services Inc., L+4.0%, 5/16/16	662,243
				$6,606,363
			Health Care Services - 5.5%
1,239,981	5.50	BB- / Ba3	Alliance HealthCare Services, L+3.5%, 6/1/16	$1,251,219
1,288,494	2.51	BB- / Ba3	Catalent Pharma Solutions, Inc., L+2.25%, 4/10/14	1,256,819
1,300,000	4.50	BB / Ba1	DaVita, Inc., 3.0%, 10/20/16	1,320,888
1,987,500	6.75	BB- / Ba2	Gentiva Health Services, Inc., L+ 5.0%, 8/17/16	2,022,281
1,195,496	6.50	NR / NR	inVentiv Health, Inc., L+4.75%, 5/7/16	1,213,429
242,346	8.50	B / B1	NAMM Holdings, Inc., L+6.5%, 4/1/14	244,164
645,125	7.25	NR / B1	Prime Healthcare Services, L+5.25%, 4/28/15	635,448
466,164	6.00	BB / Ba3	RehabCare Group, Inc., L+4.0%, 11/1/15	471,603
250,000	5.75	B / Ba3	Renal Advantage Holdings, Inc., L+4.25%, 11/12/16	254,141
1,500,000	6.00	CCC / B3	Rural/Metro Operating Co LLC & Rural/Metro Delaware, Inc., L+4.5%, 10/18/16	1,519,688
2,156,444	8.00	B+ / Ba2	Sun HealthCare Group, L+5.75%, 10/18/16	2,176,661
1,250,000	7.75	NR / B1	Virtual Radiologic Corp., L+5.5%, 11/03/16	1,253,125
				$13,619,466
			Health Care Supplies - 1.9%
482,500	2.26	BB / B1	Alere, Inc., (IM US Hld) L+2.0%, 6/26/14	$481,746
156,424	3.54	BB- / B1	Bausch & Lomb, Inc., L+3.25%, 4/24/15	157,232
37,981	3.51	BB- / B1	Bausch & Lomb, Inc., L+3.25%, 4/24/15 Delayed Draw	38,177
457,377	3.29	BB / Ba2	Biomet Inc., L+3.0%, 3/25/15	459,632
219,512	2.54	B/ B1	FENWAL, L+2.25%, 2/28/14	205,244
1,280,488	2.54	B/ B1	FENWAL, L+7.61%, 2/22/14	1,197,256
448,875	6.75	BB- / B1	HGI Holdings, Inc., L+5.0%, 7/27/16	457,291
1,653,840	2.29	BB- / Ba3	Inverness Medical Innovations, L+2.0%, 2/14/13	1,629,032
				$4,625,610
			Health Care Technology - 1.8%
1,500,000	5.75	B+ / Ba3	Convatec, Inc., L+4.25%, 12/01/16	$1,525,238
997,560	5.25	NR / Ba3	IMS Health, Inc., L+3.5%, 2/26/16	1,011,896
2,000,000	5.25	NR / Ba3	MedAssets, Inc., L+3.75%, 11/15/16	2,030,834
				$4,567,968
			Managed Health Care - 0.1%
242,346	8.50	B / B1	MMM Holdings, Inc., L+6.5%, 4/14/15	$244,164
			Total Health Care Equipment & Services	$29,718,361
			Pharmaceuticals & Biotechnology - 2.1%
			Biotechnology - 2.1%
1,125,000		BB- / Ba3	Axcan Intermediate Holdings, Inc., L+8.25%, 1/11/12	$1,125,000
2,050,000		BB / Ba3	Grifols, Inc., L+4.25%, 6/4/16	2,084,807
58,173	6.50	NR / NR	Har Floating Rate Noted Drug Group, DD+4.5%, 4/8/16	56,719
423,077	6.50	NR / NR	Har Floating Rate Noted Drug Group/T, L+4.5%, 4/7/16	412,500
671,250	7.00	BB / B1	Ikaria Holdings, Inc., L+5.0%, 5/14/16	646,917
118,983	6.00	BBB- / Ba3	Warner Chilcott Corp., L+3.25%, 10/30/14 A1	119,429
98,048	6.25	BBB- / Ba3	Warner Chilcott Corp., L+3.5%, 4/30/15 B2	98,952
44,550	6.25	BBB- / Ba3	Warner Chilcott Corp., L+4.0%, 4/30/15	44,961
58,881	6.25	BBB- / Ba3	Warner Chilcott Corp., L+4.0%, 4/30/15 B1	59,424
155,613	6.50	BBB- / Ba3	Warner Chilcott, L+4.25%, 2/22/16 B3	157,703
				$4,806,412
			Pharmaceuticals - 0.0%
48,905	3.56	BBB- / Ba1	Mylan Laboratories TL B, L+2.25%, 10/2/14	49,271
				$49,271
			Total Pharmaceuticals & Biotechnology	$4,855,683
			Diversified Financials - 2.2%
			Consumer Finance - 0.2%
500,000	7.25	B+ / B2	American General Finance Corp., L+5.5%, 4/8/15	$507,951
			Diversified Financial Services - 1.2%
528,316		B- / B1	BNY ConvergEx Group, L+7.5%, 12/16/17	$542,317
221,684		B- / B1	BNY ConvergEx Group LLC, L+0.0%, 11/29/17	227,558
673,313	7.25	BB- / B2	IDS Acquisition Corp., L+7.5%, 4/29/11	683,412
1,470,000	6.25	NR / Ba2	WorldPay, L+4.5%, 8/6/17	1,488,375
				$2,941,662
			Investment Banking & Brokerage - 0.0%
96,387	5.25	B+ / Ba3	LPL Holdings, Inc., L+3.75%, 6/28/17	$98,013
			Specialized Finance - 0.7%
222,267	3.80	BB+ / B1	Asset Acceptance Capital Corp., L+3.25%, 6/12/13	$218,377
895,500	4.75	BBB- / Ba2	MSCI, Inc., L+3.25%, 6/1/16	906,134
710,654	7.50	B- / B2	NCO Group, Inc., (Collect Acq) L+5.0%, 5/15/13	704,258
				$1,828,769
			Total Diversified Financials	$5,376,395
			Insurance - 1.8%
			Insurance Brokers - 1.0%
239,100	3.30	B- / B2	Alliant Holdings I, Inc., L+3.0%, 8/21/14	$233,123
1,000,000	6.75	B / B2	Alliant Holdings I, Inc., L+5.0%, 8/21/14	1,007,500
88,609	2.80	B / B2	HUB International Holdings DD, L+2.5%, 6/13/14	88,313
98,750	6.75	B / B2	HUB International Holdings Inc., L+4.75%, 6/13/14	99,417
394,199	2.80	B / B2	HUB International Holdings, L+2.5%, 6/13/14	392,882
679,944	2.76	B / B2	Usi Holdings Corp., L+2.75%, 5/5/14	667,620
				$2,488,855
			Life & Health Insurance - 0.6%
1,500,000	7.50	NR / B2	CNO Financial Group, Inc., L+6.0%, 8/31/16	$1,518,750
			Multi-Line Insurance - 0.2%
489,268	2.80	B- / B2	AmWINS Group, Inc., L+2.5%, 6/8/13	$481,011
			Total Insurance	$4,488,616
			Real Estate - 0.2%
			Specialized Real Estate Investment Trust - 0.2%
475,833	5.00	BB / Ba1	Medical Properties Trust, Inc., L+3.5%, 4/12/16	$478,212
			Total Real Estate	$478,212
			Software & Services - 7.3%
			Application Software - 1.9%
1,000,000	5.50	NR / B1	Applied Systems, Inc., L+4.0%, 11/17/16	$1,006,667
985,511	2.01	B / Ba3	Nuance Communications, Inc., L+1.75%, 3/29/13	985,358
98,974	2.01	B / Ba3	Nuance Communications, Inc., L+1.75%, 3/29/13	98,959
372,642	2.29	B+ / B1	Serena Software, Inc., L+2.25%, 3/11/13	372,797
1,000,000		BB- / B1	Verint Systems, Inc., L+2.75%, 5/9/14	1,000,000
1,295,994	6.75	BB- / NR	Vertafore Inc., L+5.0%, 7/26/16	1,303,689
				$4,767,470
			Data Processing & Outsourced Services - 2.2%
1,000,000	5.50	B+ / B1	CCC Information Services Group , Inc., L+4.0%, 11/29/15	$1,012,188
1,246,875	5.25	BBB- / Ba1	Fidelity National Inc., L+3.75%, 7/18/16	1,267,267
850,000	5.50	NR / NR	Fifth Third Bank Processing Solutions, L+4.0%, 10/28/16	864,450
1,046,404	3.01	BB- / B1	First Data Corp., L+2.75%, 9/24/14	991,988
1,295,455	2.76	BBB / Ba3	Lender Processing Se, L+2.5%, 7/1/14	1,287,897
				$5,423,790
			Internet Software & Services - 0.5%
1,246,875	6.75	B / B1	SAVVIS, Inc., L+5.0%, 8/4/16	$1,268,501
			It Consulting & Other Services - 0.3%
365,536	2.31	B / B1	Activant Solutions, Inc., L+2.0%, 5/2/13	$361,881
470,663	2.01	BB / Ba3	Sungard Data Systems, Inc., L+1.75%, 2/28/14	469,654
				$831,535
			Systems Software - 2.3%
1,140,924	5.25	BB- / Ba3	Dealer Computer Svc (R&R), L+3.5%, 4/1/17	$1,152,512
633,675	4.01	B+ / B2	Infor Global Solutions, DD+3.75%, 7/28/12	623,378
1,344,382	4.01	B+ / B2	Infor Global Solutions, L+3.75%, 7/28/12	1,322,536
2,496,250	6.75	B+ / B1	Telcordia Technology, L+5.0%, 4/9/16	2,519,652
				$5,618,078
			Total Software & Services	$17,909,374
			Technology Hardware & Equipment - 1.7%
			Communications Equipment - 0.9%
2,000,000	5.75	BB / Ba2	CommScope, Inc., L+3.5%, 1/03/18	$2,045,000
247,500	6.00	BB- / Ba3	TowerCo LLC, L+4.0%, 11/24/14	250,052
				$2,295,052
			Electronic Components - 0.5%
8,979	2.51	BB- / Ba2	*UN Flextronics Semiconductor DD A-1-B, L+2.25%, 10/1/14	$8,973
71,402	2.51	BB+ / Ba1	Flextronics Semiconductor DD A-1-A, L+2.25%, 10/1/14	71,365
348,454	2.51	BB+ / Ba1	Flextronics Semiconductor DD DD, L+ 2.25%, 10/1/14	348,454
347,456	2.51	BB+ / Ba1	Flextronics Semiconductor, L+2.25%, 10/1/14	347,275
53,785	2.51	BB+ / Ba1	Flextronics Semiconductor, L+2.25%, 10/1/14 DD	53,785
449,281	2.80	B / B1	Generac Acquisition Corp., L+2.5%, 11/10/13	449,169
				$1,279,021
			Electronic Equipment & Instruments - 0.3%
259,543	3.76	BB- / Ba2	Itron, Inc., L+3.75%, 4/18/14	$261,273
94,552	7.25	BB / Ba3	L-1 Identity Solutions Operating Co., L+5.0%, 8/5/13	94,671
237,269	4.51	B / B2	Scitor Corp., L+4.25%, 9/26/14	236,824
				$592,768
			Total Technology Hardware & Equipment	$4,166,841
			Semiconductors - 2.2%
			Semiconductor Equipment - 1.5%
1,281,922	4.31	B+ / Ba3	Aeroflex, Inc. L+3.75%, 8/15/14	$1,285,527
2,379,579	4.51	B- / B2	Freescale Semiconductor, Inc. L+4.25% 12/1/16	2,388,927
				$3,674,454
			Semiconductors - 0.7%
646,750	4.75	BB / Ba2	Intersil Corp., L+3.25%, 4/27/16	$654,184
1,000,000	5.00	NR / Ba1	Microsemi Corp., L+3.5%, 10/4/17	1,015,417
				$1,669,601
			Total Semiconductors	$5,344,055
			Telecommunication Services - 3.8%
			Integrated Telecommunication Services - 2.2%
496,250	8.00	B / NR	Securus Technologies, L+6.0%, 10/30/14	$504,934
80,065	3.26	BB- / B1	Telesat Canada, Inc., DD L+3.0%, 10/31/14	80,174
932,121	3.26	BB- / B1	Telesat Canada, Inc., L+3.0%, 10/31/14	933,384
1,744,196	3.54	B+ / B1	TW Telecom Holdings, Inc., L+3.75%, 12/30/16	1,755,810
340,013	2.74	BB- / Ba3	West Corp., L+2.75%, 10/24/13	339,854
359,708	4.61	BB- / Ba3	West Corp., L+4.25%, 7/15/16	364,054
1,281,189	4.59	BB- / Ba3	West Corp./Old, L+3.875%, 7/15/16	1,293,086
293,994	3.06	BBB- / Baa3	Windstream Corp., L+2.75%, 12/17/15	296,409
				$5,567,705
			Wireless Telecommunication Services - 1.5%
1,000,000	5.25	BB- / B1	Intelsat Jackson Holdings SA, L+3.75%, 4/03/18	$1,014,623
1,269,184	3.81	BB- / Ba1	MetroPCS Inc., L+3.5%, 11/03/16	1,281,076
20,277	2.56	BB- / Ba1	MetroPCS Wireless, Inc., L+2.25%, 11/3/13	20,337
1,500,000	5.25	BB- / B1	Syniverse Holdings, Inc., L+3.75%, 12/22/17	1,524,690
				$3,840,726
			Total Telecommunication Services	$9,408,431
			Utilities - 1.7%
			Electric Utilities - 1.7%
375,000		NR / Ba3	Equipower Resources Corp., L+4.25%, 1/4/18	$381,563
1,500,000	7.75	NR / Ba2	Race Point Power, L+6.0%, 11/9/17	1,509,375
2,630,501	3.79	BBB- / Ba1	Texas Competitive Electric Holdings, L+3.5%, 10/10/14	2,180,233
				$4,071,171
			Independent Power Producer & Energy Traders - 0.0%
91,980	2.29	B+ / B2	Mach Gen, LLC, L-0.25%, 2/22/13	$85,772
			Total Utilities	$4,156,943
			Total Senior Floating Rate Loan Interests
			(Cost $214,423,308)	$218,557,756

			Temporary Cash Investments - 14.6%
			Repurchase Agreement - 14.6%
3,625,000			Barclays Plc, 0.20%, dated 1/31/11, repurchase price of $3,625,000
			plus accrued interest on 2/1/11 collateralized by the following:
			$1,938,963 Federal National Mortgage Association, 3.5%, 11/1/25
			$1,767,267 Federal National Mortgage Association (ARM), 3.579%, 8/1/40	$3,625,000

3,625,000			Barclays Plc, 0.20%, dated 1/31/11, repurchase price of $3,625,000
			plus accrued interest on 2/1/11 collateralized by
			$3,697,502 U.S. Treasury Bond, 3.125%-4.625%, 2/15/17-4/30/17	3,625,000

3,625,000			BNP Paribas SA, 0.22%, dated 1/31/11, repurchase price of $3,625,000
			plus accrued interest on 2/1/11 collateralized by
			$2,018,807 Federal National Mortgage Association (ARM), 1.261%-6.50%, 9/1/13-11/20/40
			$882,005 Federal Home Loan Mortgage Corp., 1.261%-6.50%, 9/1/13-11/20/40
			$50,717 Government National Mortgage Association (ARM), 2.625%-4.0%, 9/1/26-11/20/40
			$609,999 Federal National Mortgage Association, 1.261%-6.50%, 9/1/13-11/20/40
			$150,457 Freddie Mac Giant, 4.5%-11.0%, 2/15/25-11/20/40	3,625,000

3,625,000			BNP Paribas SA, 0.21%, dated 1/31/11, repurchase price of $3,625,000 plus accrued
			interest on 2/1/11 collateralized by $3,697,490 U.S. Treasury
			Bond,7.50%-7.875%, 2/15/21-11/15/24	3,625,000

3,625,000			Deutsche Bank AG, 0.22%, dated 1/31/11, repurchase price of $3,625,000
			plus accrued interest on 2/1/11 collateralized by $3,697,500 Federal National
			Mortgage Association, 7.0%, 8/1/38	3,625,000

3,625,000			Deutsche Bank, 0.21%, dated 1/31/11, repurchase price of $3,625,000
			plus accrued interest on 2/1/11 collateralized by
			$3,697,500 U.S. Treasury Inflation Protected Security, 0.0%, 5/15/22	3,625,000

3,625,000			JPMorgan, Inc., 0.21%, dated 1/31/11, repurchase price of $3,625,000
			plus accrued interest on 2/1/11 collateralized by the following:
			$4,222,246 Federal National Mortgage Association, 5.5%, 10/1/35	3,625,000

3,625,000			JPMorgan, Inc., 0.21%, dated 1/31/11, repurchase price of $3,625,000
			plus accrued interest on 2/1/11 collateralized by the following:
			$4,222,246 Federal National Mortgage Association, 5.5%, 10/1/35	3,625,000

3,625,000			Societe Generale SA, 0.22%, dated 1/31/11, repurchase price of $3,625,000
			plus accrued interest on 1/3/11 collateralized by $3,697,500
			Federal National Mortgage Association, 5.5%-6.0%, 5/1/34-4/1/36	3,625,000

3,625,000			Societe Generale SA, 0.20%, dated 1/31/11, repurchase price of $3,625,000
			plus accrued interest on 2/1/11 collateralized by
			$3,697,502 U.S. Treasury Bond, 0.5%, 10/15/13	3,625,000
			Total Repurchase Agreement	$36,250,000
			Total Temporary Cash Investments
			(Cost $36,250,000)	$36,250,000
			TOTAL INVESTMENT IN SECURITIES - 114.4%
			(Cost $279,603,809) (a)	$283,930,511
			OTHER ASSETS AND LIABILITIES - (14.4)%	$(35,764,397)
			TOTAL NET ASSETS - 100.0%	$248,166,114

*			Non-income producing security.

NR			Not rated by either S&P or Moody's.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2011, the value of these securities amounted to $4,359,988 or 1.8% of total net assets.

**
Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit  or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

(a)			At January 31, 2011, the net unrealized gain on investments based on
			cost for federal income tax purposes of $282,660,017 was as follows:

			Aggregate gross unrealized gain for all investments in which
			there is an excess of value over tax cost	$2,048,617

			Aggregate gross unrealized loss for all investments in which
			there is an excess of tax cost over value	(778,123)

			Net unrealized gain	$1,270,494

(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund’s assets:
		Level 1	Level 2	Level 3	Total
	Convertible Corporate Bonds	$-	$1,511,250	$-	$1,511,250
	Preferred Stocks	116,730	-	-	116,730
	Common Stocks	52,921	164,692	39,836	257,449
	Asset Backed Securities	-	2,912,848	-	2,912,848
	Collateralized Mortgage Obligations	-	542,055	-	542,055
	Corporate Bonds	-	21,305,123	-	21,305,123
	Municipal Bonds	-	2,477,300	-	2,477,300
	Senior Floating Rate Loan Interests	-	218,557,756	-	218,557,756
	Temporary Cash Investments	-	36,250,000	-	36,250,000
	Total	$169,651	$283,721,024	$39,836	$283,930,511

	Other Financial Instruments*	$-	$(45,909)	$-	$(45,909)
	*Other Financial Instruments include foreign exchange contracts

Following is a reconciliation of assets using significant unobservable inputs (Level 3):
		Common Stocks	Senior Floating Rate Loan Interests
	Balance as of 10/31/10	$39,836	$338,403
	Realized gain (loss)1	-	-
	Change in unrealized appreciation (depreciation)2	-	-
	Net purchases (sales)	-	-
	Transfers in and out of Level 3	-	(338,403)
	Balance as of 1/31/11	$39,836	$-

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.
2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

				Pioneer Multi-Asset Real Return Fund
	Shares	Floating	S&P/Moody's	Schedule Of Investments 1.31.11	Value
		Rate (b)	Ratings
				COMMON STOCKS - 20.8%
				Energy - 0.7%
				Oil & Gas Exploration & Production - 0.7%
	381,000			CNOOC Ltd.	$840,531
				Total Energy	$840,531
				Materials - 1.1%
				Construction Materials - 0.2%
	160,500			PT Indocement Tunggal Prakarsa Tbk	$240,360
				Forest Products - 0.9%
	48,804			Sino-Forest Corp. *	$1,061,677
				Total Materials	$1,302,037
				Capital Goods - 2.9%
				Aerospace & Defense - 1.5%
	16,733			Northrop Grumman Corp. *	$1,159,597
	7,350			United Technologies Corp.	597,555
					$1,757,152
				Industrial Conglomerates - 0.9%
	37,000			KEPPEL Corp.	$338,256
	3,950			Siemens AG (b)	506,439
	25,350			SM Investments Corp. *	269,072
					$1,113,767
				Industrial Machinery - 0.5%
	3,900			Fanuc Ltd. *	$616,278
				Total Capital Goods	$3,487,197
				Transportation - 0.5%
				Airlines - 0.2%
	12,870			Deutsche Lufthansa AG *	$271,557
				Airport Services - 0.3%
	4,315			Fraport AG Frankfurt Airport S *	$303,414
				Total Transportation	$574,971
				Automobiles & Components - 0.7%
				Automobile Manufacturers - 0.7%
	11,400			Honda Motor Co., Ltd. *	$483,021
	73,000			Astra International Tbk PT	394,529
					$877,550
				Total Automobiles & Components	$877,550
				Food Beverage & Tobacco - 4.2%
				Packaged Foods & Meats - 1.4%
	25,356			Nestle SA (Sponsored A.D.R.) *	$1,374,802
	386,300			Universal Robina Corp. *	304,469
					$1,679,271
				Soft Drinks - 1.8%
	17,602			Coca-Cola Co.	$1,106,286
	17,181			PepsiCo, Inc.	1,104,910
					$2,211,196
				Tobacco - 0.9%
	20,935			Phillip Morris International	$1,198,319
				Total Food Beverage & Tobacco	$5,088,786
				Household & Personal Products - 0.5%
				Household Products - 0.5%
	8,976			Kimberly-Clark Corp.	$581,016
				Total Household & Personal Products	$581,016
				Pharmaceuticals & Biotechnology - 1.6%
				Pharmaceuticals - 1.6%
	65,515			Bristol-Myers Squibb Co.	$1,649,668
	7,400			Merck & Co., Inc.	245,458
					$1,895,126
				Total Pharmaceuticals & Biotechnology	$1,895,126
				Banks - 1.9%
				Diversified Banks - 1.9%
	247,690			Banco de Oro Unibank, Inc. *	$284,161
	295,500			Bank Mandiri Tbk	194,322
	532,000			Bank Rakyat Indonesia	285,168
	1,482,280			Industrial and Commercial Bank of China, Ltd. *	1,102,703
	13,602			Metropolitan Bank & Trust Co. *	19,936
	21,981			United Overseas Bank, Ltd.	340,072
					$2,226,362
				Total Banks	$2,226,362
				Insurance - 0.7%
				Multi-Line Insurance - 0.7%
	6,100			Allianz AG	$847,416
				Total Insurance	$847,416
				Real Estate - 1.1%
				Diversified Real Estate Activities - 0.5%
	31,000			Mitsubishi Estate Co. Ltd. *	$585,868
				Industrial Real Estate Investment Trust - 0.2%
	175,594			Ascendas Real Estate Investment Trust Ltd.	$286,757
				Real Estate Development - 0.2%
	144,000			China Overseas Land & Investment Ltd.	$271,876
				Retail Real Estate Investment Trust - 0.2%
	150,381			CapitaMall Trust	$223,257
				Total Real Estate	$1,367,758
				Software & Services - 1.1%
				Internet Software & Services - 0.2%
	10,700			Tencent Holdings Ltd. *	$277,227
				Systems Software - 0.9%
	39,665			Microsoft Corp.	$1,099,712
				Total Software & Services	$1,376,939
				Technology Hardware & Equipment - 0.3%
				Electronic Equipment & Instruments - 0.3%
	70,000			Hitachi, Ltd. *	$382,369
				Total Technology Hardware & Equipment	$382,369
				Semiconductors - 0.3%
				Semiconductor Equipment - 0.3%
	7,200			ASM Lithography Holding N.V. *	$300,709
				Total Semiconductors	$300,709
				Telecommunication Services - 3.2%
				Integrated Telecommunication Services - 3.2%
	43,525			Deutsche Telekom AG *	$579,753
	47,600			Koninklijke KPN NV	750,560
	45,835			Verizon Communications, Inc.	1,632,643
	64,452			Windstream Corp.	825,630
					$3,788,586
				Total Telecommunication Services	$3,788,586
				TOTAL COMMON STOCKS
	Principal			(Cost $29,522,987)	$24,937,353
	Amount			CORPORATE BONDS - 5.4%
				Energy - 1.6%
				Coal & Consumable Fuels - 0.1%
	150,000		BBB- / Baa3	Consol Energy, Inc., 7.875%, 3/1/12	$160,500
				Integrated Oil & Gas - 0.9%
	600,000		BBB- / Baa2	Lukoil International Finance BV, 7.25%, 11/5/19	$648,750
	485,000		BBB- / Baa1	Petrobras International Finance, 5.875%, 3/1/18	517,152
					$1,165,902
				Oil & Gas Exploration & Production - 0.5%
	160,000		BB- / B1	Denbury Resources, Inc., 7.5%, 12/15/15 (b)	$166,400
	355,000		BBB / Baa1	Gaz Capital SA for Gazprom, 6.212%, 11/22/16	372,750
	100,000		BB / Ba3	Whiting Petroleum, 6.5%, 10/1/18	103,125
					$642,275
				Total Energy	$1,968,677
				Materials - 0.4%
				Diversified Metals & Mining - 0.2%
	230,000		BBB / Baa2	Xstrata Canada Corp., 7.25%, 7/15/12	$247,204
				Paper Products - 0.2%
	250,000		BBB / Baa3	International Paper Co., 5.25%, 4/1/16	$268,246
				Total Materials	$515,450
				Transportation - 0.2%
				Railroads - 0.2%
	240,000		BB- / B1	Kansas City Southern Railway, 8.0%, 6/1/15 (b)	$259,200
				Total Transportation	$259,200
				Media - 0.5%
				Cable & Satellite - 0.5%
	280,000	0.00	BBB+ / Baa1	Comcast Corp., 5.3%, 1/15/14 (b)	$306,212
	300,000		BBB / Baa2	Time Warner Cable, Inc., 8.25%, 2/14/14	350,185
					$656,397
				Total Media	$656,397
				Food Beverage & Tobacco - 0.5%
				Brewers - 0.3%
	329,000		BBB+ / Baa2	Anheuser-Busch InBev, 5.375%, 11/15/14	$364,959
				Packaged Foods & Meats - 0.2%
	266,000		BBB / Baa2	WM Wrigley Jr. Co., 3.7%, 6/30/14 (b)	$274,634
				Total Food Beverage & Tobacco	$639,593
				Diversified Financials - 0.8%
				Diversified Finance Services - 0.2%
	250,000		NR / NR	Residential Reinsurance 2010 Ltd., 0.0%, 6/06/13	$248,150
				Specialized Finance - 0.6%
	500,000		B / NR	Montana Re Ltd., 0.0%, 1/8/14	$496,650
	250,000		B- / NR	Successor X Ltd., Floating Rate Note, 12/13/13	248,775
					$745,425
				Total Diversified Financials	$993,575
				Technology Hardware & Equipment - 0.7%
				Communications Equipment - 0.3%
	375,000		BBB / Baa3	Motorola, Inc., 5.375%, 11/15/12	$397,936
				Electronic Components - 0.1%
	150,000		BBB / Baa2	Amphenol Corp., 4.75%, 11/15/14	$160,992
				Office Electronics - 0.2%
	230,000		BBB- / Baa2	Xerox Corp., 4.25%, 2/15/15 (b)	$242,140
				Total Technology Hardware & Equipment	$801,068
				Telecommunication Services - 0.6%
				Integrated Telecommunication Services - 0.6%
CAD	350,000		BBB+ / Baa1	Bell Canada, 4.85%, 6/30/14	$370,660
	300,000	3.54	BBB- / Baa3	Qwest Corp., Floating Rate Note, 6/15/13 (b)	314,250
					$684,910
				Total Telecommunication Services	$684,910
				CORPORATE BONDS
				(Cost $6,446,392)	$6,518,870
				U.S. Government Agency Obligations - 20.7%
	3,060,004		AAA / Aaa	U.S. Treasury Inflation Notes, 1.25%, 7/15/20	3,139,374
	582,078		AAA / Aaa	U.S. Treasury Inflation Notes, 2.125%, 2/15/40	588,717
	254,775		AAA / Aaa	U.S. Treasury Inflation Notes, 2.5%, 1/15/29	281,725
	284,314		AAA / Aaa	U.S. Treasury Inflation Protected Security, 1.25%, 4/15/14	302,395
	3,593,800		AAA / Aaa	U.S. Treasury Notes, 4.625%, 2/15/40	3,633,109
	1,020,000		AAA / Aaa	U.S. Treasury Notes, 3.875%, 8/15/40	904,932
	6,469,800		AAA / Aaa	U.S. Treasury Notes, 4.25%, 11/15/40	6,133,170
					$14,983,422
				TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
				(Cost $9,334,591)	$14,983,422
				FOREIGN GOVERNMENT BONDS - 20.7%
AUD	1,450,000		NR / Aaa	Australia Government, 4.75%, 11/15/12	$1,442,832
BRL	5,733,000		BBB- / Baa3	Federal Republic of Brazil, 12.5%, 1/5/16	3,920,118
IDR	28,011,000,000		BB+ / Ba1	Indonesia Treasury Bond, 11.0%, 11/15/20	3,533,816
IDR	9,000,000,000		NR / Ba1	Indonesia Treasury Bond, 8.25%, 7/15/21	950,397
					$9,847,163
				TOTAL US GOVERNMENT AGENCY OBLIGATIONS
				(Cost $9,955,970)	$9,847,163
				MUNICIPAL BONDS - 2.5%
				Municipal Higher Education - 2.5%
	1,000,000		AAA / Aaa	California Educational Facilities, 5.25%, 4/01/40	$1,075,120
	390,000		AAA / Aaa	Houston Higher Education Finance Corp., 5.0%, 5/15/40	391,985
	1,000,000		AAA / Aaa	Massachusetts Development Finance Agency, 5.0%, 10/15/40	1,016,080
	500,000		AAA / Aaa	New York State Dormitory Authority, 5.0%, 10/1/41	507,940
					$2,991,125
				TOTAL MUNICIPAL BONDS
				(Cost $2,990,402)	$2,991,125
				SENIOR FLOATING RATE LOAN INTERESTS - 34.1%
				Materials - 0.2%
				Aluminum - 0.2%
	250,000	5.25	BB- / Ba2	Novelis Inc/GA, L+3.75%, 11/29/16	$254,844
				Total Materials	$254,844
				Capital Goods - 0.2%
				Building Products - 0.2%
	250,000	5.00	BBB- / B1	Armstrong World Industries Inc., L+3.5%, 4/19/17	$254,031
				Total Capital Goods	$254,031
				Transportation - 0.3%
				Trucking - 0.3%
	344,239	6.00	NR / B1	Swift Transportation Co., LLC, L+4.5%, 11/22/16	$349,510
				Total Transportation	$349,510
				Consumer Durables & Apparel - 0.2%
				Housewares & Specialties - 0.2%
	250,000	6.50	BB / WR	Reynolds Group Holdings Ltd., L+4.75%, 3/16/16 DD	$251,666
				Total Consumer Durables & Apparel	$251,666
				Health Care Equipment & Services - 0.2%
				Health Care Services - 0.2%
	248,438	6.75	BB- / Ba2	Gentiva Health Services, Inc., L+ 5.0%, 8/17/16	$252,785
				Total Health Care Equipment & Services	$252,785
				Software & Services - 0.2%
				Data Processing & Outsourced Services - 0.2%
	249,375	5.25	BBB- / Ba1	Fidelity National Inc., L+3.75%, 7/18/16	$253,453
				Total Software & Services	$253,453
				Technology Hardware & Equipment - 0.3%
				Communications Equipment - 0.3%
	350,000	5.75	BB / Ba2	CommScope, Inc., L+3.5%, 1/03/18	$357,875
				Total Technology Hardware & Equipment	$357,875
				TOTAL SENIOR FLOATING RATE LOAN INTEREST
				(Cost $1,935,248)	$1,974,164
				EXCHANGE TRADED FUNDS - 32.5%
				Asset Management & Custody Banks - 0.3%
	26,300		NR / NR	ProShares UltraShort Financial (b)	$390,292
				Diversified Finance Services - 24.0%
	63,650		NR / NR	iShares MSCI Canada Index Fund	$1,991,609
	112,200		NR / NR	iShares MSCI Germany Index Fund	2,824,074
	75,280		B+ / N/A	iShares MSCI Singapore Index Fund	1,034,347
	107,639		B+ / N/A	iShares MSCI Taiwan Index Fund (b)	1,675,939
	80,100		NR / NR	iShares S&P 500 Index Fund	10,344,915
	161,600		NR / NR	ProShares UltraShort Euro Financial Fund	3,114,032
	60,800		/A / ""*"	S&P 500 Depository Receipt	7,823,136
					$28,808,052
				Investment Banking & Brokerage - 8.1%
	194,800		NR / NR	iShares Dow Jones Select Dividend Index Fund	$9,736,104
				Specialized Finance - 0.0%
	900		NR / NR	iShares Dow Jones International Select Dividend Index Fund	$31,194
				TOTAL EXCHANGE TRADED FUNDS
				(Cost $37,758,536)	$38,965,642
				TEMPORARY CASH INVESTMENTS - 7.2%
				Repurchase Agreement - 4.7%
	3,000,000		NR / Aaa	Barclays Plc, 0.20%, dated 1/31/11, repurchase price of $3,000,000
				plus accrued interest on 2/1/11 collateralized by the following:
				$1,604,659 Federal National Mortgage Association, 3.5%, 11/1/25
				$1,462,566 Federal National Mortgage Association (ARM), 3.579%, 8/1/40	$3,000,000

	2,700,000		NR / Aaa	Societe Generale SA, 0.22%, dated 1/31/11, repurchase price of $3,000,000
				plus accrued interest on 2/1/11 collateralized by $3,060,000
				Federal National Mortgage Association, 5.5%-6.0%, 5/1/34-4/1/36	2,700,000
				Total Repurchase Agreement
				(Cost $5,700,000)	$5,700,000
	Principal
	Amount ($)			Securities Lending Collateral - 2.5% (c)	Value
				Certificates of Deposit:
	96,954			Bank of Nova Scotia, 0.35%, 9/29/11	$96,954
	67,868			BBVA Group NY, 0.86%, 7/26/11	67,868
	48,477			BNP Paribas Bank NY, 0.29%, 2/8/11	48,477
	96,954			Canadian Imperial Bank of Commerce NY, 0.27%, 4/27/11	96,954
	96,954			DnB NOR Bank ASA NY, 0.25%, 3/7/11	96,954
	48,474			National Australia Bank NY, 0.32%, 10/19/11	48,474
	96,954			Nordea NY, 0.3%, 4/13/11	96,954
	96,954			RoboBank Netherland NV NY, 0.31%, 8/8/11	96,954
	96,954			Royal Bank of Canada NY, 0.42%, 12/2/11	96,954
	48,477			SocGen NY, 0.30%, 2/10/11	48,477
	96,954			Westpac Banking Corp. NY, 0.42%, 12/6/11	96,954
					$891,974
				Commercial Paper:
	38,782			American Honda Finance, 0.35%, 1/11/12	$38,782
	38,898			American Honda Finance, 1.05%, 6/20/11	38,898
	35,596			Australia & New Zealand Banking Group, 0.89%, 8/4/11	35,596
	98,704			Caterpillar Financial Services Corp., 1.05%, 6/24/11	98,704
	29,085			CHARFD, 0.26%, 2/8/11	29,085
	48,477			FAIRPP, 0.27%, 2/2/11	48,477
	49,787			FAIRPP, 0.27%, 3/7/11	49,787
	96,961			Federal Home Loan Bank, 0.35%, 6/1/11	96,961
	48,489			General Electric Capital Corp., 0.39%, 4/28/11	48,489
	9,692			General Electric Capital Corp., 0.38%, 6/6/11	9,692
	96,926			OLDLLC, 0.27%, 3/11/11	96,926
	58,167			Parfin, 0.27%, 2/14/11	58,167
	96,948			SEB, 0.39%, 2/7/11	96,948
	48,442			SOCNAM, 0.37%, 4/14/11	48,442
	58,166			STDFIN, 0.6%, 2/8/11	58,166
	96,953			STRAIT, 0.25%, 2/2/11	96,953
	48,477			TBLLC, 0.27%, 2/2/11	48,477
	96,954			Toyota Motor Credit Corp., 0.42%, 9/8/11	96,954
	38,778			VARFUN, 0.26%, 2/14/11	38,778
	58,138			VARFUN, 0.27%, 4/20/11	58,138
	58,173			Wachovia, 0.40%, 3/22/11	58,173
	38,804			Wachovia, 0.43%, 10/15/11	38,804
					$1,289,397
				Tri-party Repurchase Agreements:
	28,553			Barclays Capital Plc, 0.21%, 2/1/11	$28,553
	48,477			Deutsche Bank Securities, Inc., 0.21%, 2/1/11	48,477
	193,908			HSBC Bank USA NA, 0.21%, 2/1/11	193,908
	290,862			RBS Securities, Inc., 0.22%, 2/1/11	290,862
					$561,800
	Shares			Money Market Mutual Funds:
	145,431			Dreyfus Preferred Money Market Fund	$145,431
	145,431			Fidelity Prime Money Market Fund	145,431
					$290,862
				Total Securities Lending Collateral
				(Cost $3,034,033)	$3,034,033
				TOTAL TEMPORARY CASH INVESTMENTS
				(Cost $8,734,033)	$8,734,033
				TOTAL INVESTMENT IN SECURITIES - 90.8%
				(Cost $106,678,159)	$108,951,772
				OTHER ASSETS AND LIABILITIES - 9.2%	$11,099,998
				TOTAL NET ASSETS - 100.0%	$120,051,770

	*			Non-income producing security.

	(A.D.R.)			American Depositary Receipt.

	NR			Not rated by either S&P or Moody's.

	**
Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit  or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

	(a)			At January 31, 2011, the net unrealized gain on investments based on
				cost for federal income tax purposes of $106,713,896 was as follows:

				Aggregate gross unrealized gain for all investments in which
				there is an excess of value over tax cost	$2,381,097

				Aggregate gross unrealized loss for all investments in which
				there is an excess of tax cost over value	(143,221)

				Net unrealized gain	$2,237,876

	(b)			At January 31, 2011, the following securities were out on loan:

	Shares			Security	Value
	94,000			Comcast Corp., 5.3%, 1/15/14	$104,810
	158,000			Denbury Resources, Inc., 7.5%, 12/15/15	169,060
	70,000			iShares MSCI Taiwan Index Fund	1,120,000
	237,000			Kansas City Southern Railway, 8.0%, 6/1/15	264,255
	205,000			Qwest Corp., Floating Rate Note, 6/15/13	220,375
	1,900			Siemens AG	254,659
	20,000			ProShares UltraShort Financial	310,000
	263,000			WM Wrigley Jr. Co., 3.7%, 6/30/14	278,123
	225,000			Xerox Corp., 4.25%, 2/15/15	247,188
				Total	$2,968,470

	(c)			Securities lending collateral is managed by Credit Suisse, New York Branch.

	***			Represents pending sale at period end.

	(d)			Debt obligation with a variable interest rate. Rate shown is rate at period end

				Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

	AUD			Australian Dollar
	BRL			Brazilian Real
	CAD			Canadian Dollar
	IDR			Indonesian Rupiah

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total

Common stocks	$24,937,353	$-	$-	$24,937,353
Corporate bonds	-	6,518,870	-	6,518,870
U.S. government and agency obligations	-	14,983,422	-	14,983,422
Foreign government bonds	-	9,847,163	-	9,847,163
Municipal bonds		2,991,125
Senior secured floating rate loan interests	-	1,974,164	-	1,974,164
Exchange traded funds	38,965,642	-	-	38,965,642
Temporary cash investments	-	8,443,171	-	8,443,171
Money market mutual funds	290,862	-	-	290,862
Total	$64,193,857	$44,757,915	$-	$108,951,772

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VI

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 1, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 1, 2011

* Print the name and title of each signing officer under his or her signature.